Fair Value Measurements and Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 12,556		$ 11,616
Fair Value Measurements, Valuation Techniques	Appraisal of collateral(1)	[1]
Fair Value Disclosure, Unbservable Input Range	Appraisal adjustments(2)	[2]
Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	15.00%
Impaired Loans [Member] | Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.67%
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,009
Fair Value Measurements, Valuation Techniques	Appraisal of collateral(1)	[1]
Fair Value Disclosure, Unbservable Input Range	Liquidation Expenses(2)	[2]
Fair Value Inputs, Discount Rate	10.00%

[1]	(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.
[2]	(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.